FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:
             or fiscal year ending:               12/31/05

Is this a transition report? (Y/N)                 N
                                                  ---

Is this an amendment to a previous filing? (Y/N)   N
                                                  ---

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing of this form.

1.   A. Registrant Name:      General American Separate Account Eleven

     B. File Number:          811-4901

     C. Telephone Number:     (617) 578-3031

2.   A. Street:               13045 Tesson Ferry Road

     B. City:                 St. Louis

     C. State:                MO

     D. Zip Code:             63128              Zip Ext:

     E. Foreign Country:      N/A

3.   Is this the first filing on this form by Registrant? (Y/N)         N
                                                                      -----

4.   Is this the last filing on this form by Registrant? (Y/N)          N
                                                                      -----

5.   Is Registrant a small business investment company (SBIC)? (Y/N)    N
     [If answer is "Y" (Yes), complete only items 89 through 110.]    -----

6.   Is Registrant a unit investment trust (UIT)? (Y/N)                 Y
     [If answer is "Y" (Yes) complete only items 111 through 132.]    -----

7.   A. Is Registrant a series or multiple portfolio company? (Y/N)
     [If answer is "N" (No), go to item 8.]                           -----

8.   How many separate series or portfolios did Registrant have
     at the end of the period?                                        -----


SCREEN NUMBER: 01                PAGE NUMBER: 01                   SEC2100(5/90)

For period ending: 12/31/05
                   --------
File number 811 4901
            --------
If filing more than one Page 47, "X" box: [ ]


UNIT INVESTMENT TRUSTS

111.

    A.  [/]  Depositor Name:
                             ---------------------------------------------------

    B.  [/]  File Number (If any):
                                   ---------------------------------------------

    C.  [/]  City:                           State:             Zip Code:
                   -----------------------          ---------             ------
                                                                Zip Ext.:
                                                                          ------

111.

    A.  [/]  Depositor Name:
                             ---------------------------------------------------

    B.  [/]  File Number (If any):
                                   ---------------------------------------------

    C.  [/]  City:                           State:             Zip Code:
                   -----------------------          ---------             ------
                                                                Zip Ext.:
                                                                          ------

112.

    A.  [/]  Sponsor Name:
                           -----------------------------------------------------

    B.  [/]  File Number (If any):
                                   ---------------------------------------------

    C.  [/]  City:                           State:             Zip Code:
                   -----------------------          ---------             ------
                                                                Zip Ext.:
                                                                          ------

112.

    A.  [/]  Sponsor Name:
                           -----------------------------------------------------

    B.  [/]  File Number (If any):
                                   ---------------------------------------------

    C.  [/]  City:                           State:             Zip Code:
                   -----------------------          ---------             ------
                                                                Zip Ext.:
                                                                          ------


SCREEN NUMBER: 55                PAGE NUMBER: 47                   SEC2100(5/90)

For period ending: 12/31/05
                   --------
File number 811 4901
            --------
If filing more than one Page 48, "X" box: [ ]


113.

    A.  [/]  Trustee Name:
                           -----------------------------------------------------

    B.  [/]  City:                           State:             Zip Code:
                   -----------------------          ---------             ------
                                                                Zip Ext.:
                                                                          ------

    C.  [/]  Foreign Country:                        Foreign Postal Code:
                              ---------------------                       ------

113.

    A.  [/]  Trustee Name:
                           -----------------------------------------------------

    B.  [/]  City:                           State:             Zip Code:
                   -----------------------          ---------             ------
                                                                Zip Ext.:
                                                                          ------

    C.  [/]  Foreign Country:                        Foreign Postal Code:
                            -----------------------                       ------

114.

    A.  [/]  Principal Underwriter Name: MetLife Investors Distribution Company
                                         ---------------------------------------

    B.  [/]  File Number:    8-053064
                             --------

    C.  [/]  City: Irvine                    State: CA          Zip Code: 92614
                   ------                           --                    ------
                                                                Zip Ext.:
                                                                          ------
    D.  [/]  Foreign Country:                        Foreign Postal Code:
                              ---------------------                       ------

114.

    A.  [/]  Principal Underwriter Name:
                                         ---------------------------------------

    B.  [/]  File Number:    8-

    C.  [/]  City:                           State:             Zip Code:
                   -----------------------          ---------             ------
                                                                Zip Ext.:
                                                                          ------
    D.  [/]  Foreign Country:                        Foreign Postal Code:
                              ---------------------                       ------

115.

    A.  [/]  Independent Public Accountant Name:
                                                 -------------------------------

    B.  [/]  City:                           State:             Zip Code:
                   -----------------------          ---------             ------
                                                                Zip Ext.:
                                                                          ------
    C.  [/]  Foreign Country:                        Foreign Postal Code:
                            -----------------------                       ------

115.

    A.  [/]  Independent Public Accountant Name:
                                                 -------------------------------

    B.  [/]  City:                           State:             Zip Code:
                   -----------------------          ---------             ------
                                                                Zip Ext.:
                                                                          ------
    C.  [/]  Foreign Country:                        Foreign Postal Code:
                            -----------------------                       ------


SCREEN NUMBER: 56                PAGE NUMBER: 48                   SEC2100(5/90)

For period ending 12/31/05
                  --------
File number 811 4901
            --------
If filing more than one Page 49, "X" box: [ ]


116.    Family of investment companies information:

        A.   [/]   Is Registrant part of a family of
                   investment companies? (Y/N)

        B.   [/]   Identify the family in 10 letters
             (NOTE:In filing this form, use this identification consistently for all investment companies in family.
             This designation is for purposes of this form only.)

117.

        A.   [/]   Is Registrant a separate account of an insurance
                   company?(Y/N)                                         Y
                   If answer is "Y"(Yes), are any of the following      ---
                   types of contracts funded by the Registrant?:

        B.   [/]   Variable annuity contracts?(Y/N)                      N
                                                                        ---

        C.   [/]   Scheduled premium variable life contracts?(Y/N)       N
                                                                        ---

        D.   [/]   Flexible premium variable life contracts?(Y/N)        Y
                                                                        ---

        E.   [/]   Other types of insurance products registered
                   under the Securities Act of 1933?(Y/N)                N
                                                                        ---

118:    [/]  State the number of series existing at the
             end of the period that had securities registered under
             the Securities Act of 1933                                  1
                                                                        ---

119.    [/]  State the number of new series for which registration statements under the Securities Act of 1933 became
             effective during the period                                 0
                                                                        ---

120.    [/]  State the total value of the portfolio securities on the date of deposit for the new series included in
             item 119($000's omitted)                                    $______

121.    [/]  State the number of series for which a current
             prospectus was in existence at the end of the period        1
                                                                        ---

122.    [/]  State the number of existing series for which additional units were registered under the
             Securities Act of 1933 during the current period            0
                                                                        ---


SCREEN NUMBER: 57                PAGE NUMBER: 49                   SEC2100(5/90)

For period ending 12/31/05
                  --------
File number 811 4901
            --------
If filing more than one Page 50, "X" box: [ ]


123.    [/]  State the total value of the additional units
             considered in answering item 122($000's omitted)            $______

124.    [/]  State the total value of units of prior series that were placed in the portfolios of subsequent series during the
             current period (the value of these units is to be
             measured on the date they were placed in the
             subsequent series)($000's omitted)                          $______

125.    [/]  State the total dollar amount of sales loads collected
             (before reallowances to other brokers or dealers) by
             Registrant's principal underwriter and any underwriter
             which is an affiliated person of the principal underwriter during the current period solely from the sale of units
             of all series of Registrant ($000's omitted)                $16,885

126.         Of the amount shown in item 125, state the total dollar
             amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in
             he portfolio of a subsequent series.) ($000's omitted)      $0

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                  Number of                        Total Income
                                    Series     Total Assets       Distributions
                                  Investing    ($000's omitted)  (000's omitted)
                                  ----------   ----------------  ---------------
A. U.S. Treasury direct issue                  $                 $
                                  ----------    ---------------   --------------
B. U.S. Government agency                      $                 $
                                  ----------    ---------------   --------------
C. State and municipal tax-free                $                 $
                                  ----------    ---------------   --------------
D. Public utility debt                         $                 $
                                  ----------    ---------------   --------------
E. Brokers or dealers debt or
   debt of brokers' or dealers'
   parent                                      $                 $
                                  ----------    ---------------   --------------
F. All other corporate
   intermediate
   & long term debt                            $                 $
                                  ----------    ---------------   --------------
G. All other corporate short-
   term debt                                   $                 $
                                  ----------    ---------------   --------------
H. Equity securities of brokers or
   dealers or parents of brokers
   or dealers                                  $                 $
                                  ----------    ---------------   --------------
I. Investment company equity
   securities                                  $                 $
                                  ----------    ---------------   --------------
J. All other equity securities        1        $ 411,500         $ 16,885
                                  ----------    ---------------   --------------
K. Other securities                            $                 $
                                  ----------    ---------------   --------------

L. Total assets of all
   series of registrant               1        $ 411,500         $ 16,885
                                  ----------    ---------------   --------------


SCREEN NUMBER: 58                PAGE NUMBER: 50                   SEC2100(5/90)

For period ending: 12/31/05
                   --------
File number 811 3617
            --------
If filing more than one Page 50, "X" box: [ ]


128.    [/]  Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed
             by an entity other than the issuer? (Y/N)                    N
             [If answer is "N"(No), go to item 131.]                     ---

129.    [/]  Is the issuer of any instrument covered in item 128
             delinquent or in default as to payment of principal or
             interest at the end of the current period?(Y/N)             ---
             [If answer is "N" (No), go to item 131.]

130.    [/]  In computations of NAV or offering price per unit, is any part of the value attributed to instruments
             identified in item 129 derived from insurance
             or guarantees?(Y/N)                                         ---

131.    [/]  Total expenses incurred by all series of Registrant during
             the current reporting period ($000's omitted)               $ 6,543

132.    [/]  List the "811"(Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

        811-04901             811-                 811-                  811-                  811-
            ------------          ------------         ------------          ------------          ------------

        811-                  811-                 811-                  811-                  811-
            ------------          ------------         ------------          ------------          ------------

        811-                  811-                 811-                  811-                  811-
            ------------          ------------         ------------          ------------          ------------

        811-                  811-                 811-                  811-                  811-
            ------------          ------------         ------------          ------------          ------------

        811-                  811-                 811-                  811-                  811-
            ------------          ------------         ------------          ------------          ------------

        811-                  811-                 811-                  811-                  811-
            ------------          ------------         ------------          ------------          ------------

        811-                  811-                 811-                  811-                  811-
            ------------          ------------         ------------          ------------          ------------

        811-                  811-                 811-                  811-                  811-
            ------------          ------------         ------------          ------------          ------------

        811-                  811-                 811-                  811-                  811-
            ------------          ------------         ------------          ------------          ------------


SCREEN NUMBER: 59                PAGE NUMBER: 51                   SEC2100(5/90)

Signature Page




The following form of signature shall follow items 79, 85, 88, 104, 110 or 132 as appropriate.

This report is signed on behalf of the registrant (or depositor or trustee).

City of: St. Louis      State of: Missouri      Date: February 24, 2006
Name of Registrant, Depositor, or Trustee:      General American Separate
                                                Account Eleven


/s/ William C. Lane                             /s/ James W. Koeger
-------------------                             -------------------
By (Name and Title):                            Witness (Name and Title):
William C. Lane                                 James W. Koeger
Vice President and Associate Gen. Counsel       Assistant Secretary
General American Life                           General American Life
Insurance Company                               Insurance Company



                                 PAGE NUMBER: 52                   SEC2100(5/90)